Supplement dated June 2, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia LifeGoal Growth Portfolio	6/1/2015
Effective on June 2, 2015 (the “Effective Date”), the Fund’s name will change to Columbia Global Strategic Equity Fund. Accordingly, on the Effective Date, all references in the Prospectus to Columbia LifeGoal Growth Portfolio are deleted and replaced with Columbia Global Strategic Equity Fund. In addition, on the Effective Date, the following changes are hereby made in the Fund’s Prospectus:
The information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests most of its net assets in shares of equity mutual funds and exchange-traded funds (ETFs) managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), and third party advised funds (collectively, Underlying Funds). Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities. For purposes of the Fund’s 80% policy, equity securities include common stocks, preferred stocks, securities convertible into common stocks, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) and shares of Underlying Funds that principally invest in such securities.
Under normal circumstances, the Fund invests, directly and/or indirectly through Underlying Funds, at least 40% of its net assets in foreign currencies, and equity and debt securities of foreign governmental issuers, issuers organized or located outside the U.S., issuers that primarily trade in a market located outside the U.S., and/or issuers doing a substantial amount of business outside the U.S., which the Fund considers to be issuers that derive at least 50% of their revenue or profits from business outside the U.S., or have at least 50% of their sales or assets outside the U.S., or Underlying Funds that invest at least 40% of their net assets in foreign currencies or such non-U.S. securities. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. Direct and indirect foreign investments may include investments in emerging market countries.
The Fund may also invest in fixed-income, money market and alternative strategies Underlying Funds, as well as invest directly in equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and derivatives, including futures and commodity-related instruments. The Fund may invest significantly in any individual Underlying Fund(s).
The Investment Manager uses asset allocation as its principal investment approach and accesses the broader investment resources of the Investment Manager and its affiliate, Threadneedle Investments (Threadneedle), to develop both top down thematic views as well as bottom-up securities insight.
The Fund and certain Underlying Funds may from time to time emphasize one or more economic sectors in selecting their investments.
The Fund may invest in Underlying Funds that invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, including by adding Underlying Funds introduced after the date of this prospectus without the approval of or notice to Fund shareholders.
The information under the caption "Principal Investment Strategies" in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests most of its net assets in shares of equity mutual funds and exchange-traded funds (ETFs) managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), and third party advised funds (collectively, Underlying Funds). Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities. For purposes of the Fund’s 80% policy, equity securities include common stocks, preferred stocks, securities convertible into common stocks, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) and shares of Underlying Funds that principally invest in such securities.
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Under normal circumstances, the Fund invests, directly and/or indirectly through Underlying Funds, at least 40% of its net assets in foreign currencies, and equity and debt securities of foreign governmental issuers, issuers organized or located outside the U.S., issuers that primarily trade in a market located outside the U.S., and/or issuers doing a substantial amount of business outside the U.S., which the Fund considers to be issuers that derive at least 50% of their revenue or profits from business outside the U.S., or have at least 50% of their sales or assets outside the U.S., or Underlying Funds that invest at least 40% of their net assets in foreign currencies or such non-U.S. securities. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. Direct and indirect foreign investments may include investments in emerging market countries.
The Fund may also invest in fixed-income, money market and alternative strategies Underlying Funds, as well as invest directly in equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and derivatives, including futures and commodity-related instruments. The Fund may invest significantly in any individual Underlying Fund(s).
The Investment Manager uses asset allocation as its principal investment approach and accesses the broader investment resources of the Investment Manager and its affiliate, Threadneedle Investments (Threadneedle), to develop both top down thematic views as well as bottom-up securities insight.
The Fund and certain Underlying Funds may from time to time emphasize one or more economic sectors in selecting their investments.
The Fund may invest in Underlying Funds that invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
Underlying Funds
The Fund has exposure to the risks associated with many areas of the market through its investments, including through its investments in Underlying Funds. Below is a list of the affiliated Underlying Funds available to the Fund for investment (the list does not include unaffiliated funds or ETFs in which the Fund may invest). Certain Underlying Funds, due to their characteristics, may fit into more than one asset class category, and may be used by the Investment Manager for those purposes.
A description of the affiliated Underlying Funds’ investment objectives and principal investment strategies is included in Appendix A. A description of the principal risks associated with investment in these Underlying Funds is included in Appendix B. The prospectuses and statements of additional information for the affiliated Underlying Funds are incorporated by reference into this prospectus and are available free of charge at columbiathreadneedle.com/us or by calling 800.345.6611.

Domestic Equity Funds	Columbia Acorn® Fund, Columbia Acorn Select, Columbia Acorn USA®, Columbia Contrarian Core Fund, Columbia Diversified Equity Income Fund, Columbia Dividend Income Fund, Columbia Dividend Opportunity Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Growth Fund, Columbia Large Cap Index Fund, Columbia Large Core Quantitative Fund, Columbia Large Growth Quantitative Fund, Columbia Large Value Quantitative Fund, Columbia Marsico Flexible Capital Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor Small Cap Value Fund, Columbia Select Large Cap Equity Fund, Columbia Select Large Cap Growth Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund I, Columbia Small Cap Value Fund II, Columbia Small/Mid Cap Value Fund (formerly known as Columbia Mid Cap Value Opportunity Fund), Columbia Value and Restructuring Fund
International/Global Funds	Columbia Acorn Emerging Markets Fund, Columbia Acorn European Fund, Columbia Acorn International®, Columbia Acorn International Select, Columbia Asia Pacific ex-Japan Fund, Columbia Emerging Markets Bond Fund, Columbia Emerging Markets Fund, Columbia European Equity Fund, Columbia Global Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Global Equity Value Fund (formerly known as Columbia Equity Value Fund), Columbia Global Inflation-Linked Bond Plus Fund, Columbia Global Infrastructure Fund (formerly known as Columbia Recovery and Infrastructure Fund), Columbia Global Technology Growth Fund, Columbia Greater China Fund, Columbia International Opportunities Fund (formerly known as Columbia Marsico International Opportunities Fund), Columbia International Value Fund, Columbia Overseas Value Fund, Columbia Pacific/Asia Fund, Columbia Select Global Equity Fund (formerly known as Columbia Global Equity Fund), Columbia Select International Equity Fund (formerly known as Columbia Multi-Advisor International Equity Fund), Columbia Seligman Global Technology Fund

SUP181_01_002_(06/15)

Fixed Income Funds	CMG Ultra Short Term Bond Fund, Columbia Bond Fund, Columbia Corporate Income Fund, Columbia Floating Rate Fund, Columbia High Yield Bond Fund, Columbia Income Opportunities Fund, Columbia Inflation Protected Securities Fund, Columbia Intermediate Bond Fund, Columbia Limited Duration Credit Fund, Columbia Short Term Bond Fund, Columbia U.S. Government Mortgage Fund, Columbia U.S. Treasury Index Fund
Money Market Instruments	Columbia Money Market Fund
Alternative and Other Funds	Columbia Adaptive Alternatives Fund, Columbia Absolute Return Currency and Income Fund, Columbia Commodity Strategy Fund, Columbia Convertible Securities Fund, Columbia Diversified Absolute Return Fund, Columbia Flexible Capital Income Fund, Columbia Mortgage Opportunities Fund, Columbia Multi-Asset Income Fund, Columbia Real Estate Equity Fund, Columbia Seligman Communications and Information Fund
The Fund’s allocations will vary. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, including by adding Underlying Funds introduced after the date of this prospectus without the approval of or notice to Fund shareholders.
The Investment Manager may sell investments to adjust the allocation of the Fund’s assets; if the Investment Manager believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Investment Manager normally will, to the extent feasible, sell a proportionate amount of the shares the Fund owns in each Underlying Fund and instrument.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Shareholders should retain this Supplement for future reference.
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